Revenues Contract costs, assets and liabilities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Contract with Customer, Asset and Liability [Abstract]
Capitalized contract cost, amortization	$ 0.2	$ 0.4
Contract with customer, asset, net	2.5	2.5
Contract with customer, liability, current	23.3	23.3	$ 29.5
Contract with customer, liability, revenue recognized	$ 2.4	$ 28.9